Share-based Compensation	12 Months Ended
Dec. 31, 2022
Share-based Compensation
Share-based Compensation

14.  Share-based Compensation

In June 2012, the Company established 2012 Incentive Plan, which permits the grant of options, and restricted shares of the Company to relevant directors, officer and other employees of the Company and its affiliates. In December 2021, the maximum number of shares that may be issued under the 2012 incentive compensation plan was 44,021,165 Class A ordinary shares.

In June 2022, the Company established 2022 Incentive Plan, which permits the grant of options, and restricted shares of the Company to relevant directors, officer, employees and consultants of the Company and its affiliates. The maximum number of shares that may be issued under the 2022 Incentive Plan is 39,128,194 Class A ordinary shares, an aggregate number of (i) the maximum of 13,042,731 shares which may be issued pursuant to awards in the form of options, and (ii) the maximum of 26,085,463 shares and such number of shares equivalent to the unused portion of the 2012 Incentive Plan as at the expiry of such plan, which may be issued pursuant to awards in the form of restricted shares.

14.  Share-based Compensation (Continued)

Under the 2012 Incentive Plan, during 2012 and 2013, options or restricted shares granted are subject to both service conditions and the occurrence of an initial public offering (“IPO”) as a performance condition, which are measured at the grant date fair value.

After 2013, participants are granted options or restricted shares which only vest if certain service conditions are met. Participation in the 2012 Incentive Plan is at the board’s discretion, and no individual has a contractual right to participate in the 2012 Incentive Plan or to receive any guaranteed benefits. Options issued under the 2012 Incentive Plan are valid and effective for 10 years from the grant date.

Majority of the share options shall be subject to different vesting schedules of three, three and a half or four years from the vesting commencement date, subject to the participant continuing to be an employee through each vesting date. For vesting schedule of three years, 25% of the granted share options are vested on the vesting commencement date; and 75% of the granted shares options are vested in equal monthly installments over the following thirty six (36) months. For vesting schedule of three and a half years, 25% of the granted share options are vested on the 6-month anniversary of the vesting commencement date; and 75% of the granted shares options are vested in equal monthly installments over the following thirty six (36) months. For vesting schedule of four years, 25% of the granted share options are vested on the first anniversary from the vesting commencement date; and 75% of the granted shares options are vested in equal monthly installments over the following thirty six (36) months or vested in equal yearly installments over the following three years.

Employees’ share-based compensation awards are measured at the grant date fair value of the awards and recognized as expenses (a) for share options granted with only service conditions, using the graded vesting method, net of actual forfeitures, over the vesting period; or (b) for share options granted with service conditions and performance condition, the share-based compensation expenses are recorded when the performance condition is considered probable using the graded vesting method. Where the occurrence of an IPO is a performance condition, cumulative share-based compensation expenses for the options that have satisfied the service condition should be recorded upon the completion of the IPO.

Compensation expenses related to options granted during 2012 and 2013 with a performance condition of an IPO were RMB6.3 million, for which the service condition had been met and were recognized when the performance target of an IPO was achieved in March 2021.

14.  Share-based Compensation (Continued)

Share options activities

The following table presents a summary of the Company’s options activities for the years ended December 31, 2020, 2021 and 2022:

			Weighted
		Weighted	Average
	Number of	Average Exercise	Remaining	Aggregate
	options	Price	Contractual Life	Intrinsic Value
	(in thousands)	US$		(US$ in
				thousands)
Outstanding as of January 1, 2020	26,248	1.01	7.22	159,818
Granted	11,811	0.60
Exercised	(500)	0.01
Forfeited	(1,699)	2.22
Outstanding as of December 31, 2020	35,860	0.84	7.33	339,953

Outstanding as of January 1, 2021	35,860	0.84	7.33	339,953
Granted	1,846	2.14
Exercised	(15,568)	0.40
Forfeited	(954)	4.49
Outstanding as of December 31, 2021	21,184	1.10	6.39	211,515

Outstanding as of January 1, 2022	21,184	1.10	6.39	211,515
Granted	—	—
Exercised	(14,289)	0.32
Forfeited	(857)	2.89
Outstanding as of December 31, 2022	6,038	2.68	6.08	6,838

Exercisable as of December 31, 2022	4,007	3.24	5.26	2,686

The weighted-average fair value of granted share options was US$9.33, US$13.55 and nil for the years ended December 31, 2020, 2021 and 2022, respectively. The total intrinsic value of share options exercised was US$5.2 million, US239.3 million and US$65.0 million for the years ended December 31, 2020, 2021 and 2022, respectively.

14.  Share-based Compensation (Continued)

Restricted shares activities

The following table presents a summary of the Company’s restricted shares activities for the years ended December 31, 2020, 2021 and 2022:

		Weighted Average
	Number of	Grant Date
	Restricted shares	Fair Value
	(in thousands)	US$
Unvested as of January 1, 2020	214	2.70
Vested	(123)	2.56
Unvested as of December 31, 2020	91	2.90

Unvested as of January 1, 2021	91	2.90
Granted	1,598	22.49
Vested	(81)	2.86
Forfeited	(127)	24.10
Unvested as of December 31, 2021	1,481	22.22

Unvested as of January 1, 2022	1,481	22.22
Granted	20,116	4.11
Vested	(738)	12.90
Forfeited	(1,543)	9.33
Unvested as of December 31, 2022	19,316	4.75

As of December 31, 2022, the weighted average remaining contractual life of outstanding restricted shares is 9.43 years.

Valuation

Prior to the completion of the initial public offering in the United States, the Company used the discounted cash flow method to determine the underlying equity fair value of the Company and adopted the equity allocation model to determine the fair value of each underlying ordinary share. Key assumptions, such as discount rate and projections of future performance, are required to be determined, on a best estimate basis, by the Company.

After the completion of the initial public offering in the United States, the fair value of the share options is estimated based on the fair market value of the underlying ordinary shares at the grant date.

Based on fair value of each underlying ordinary share, the Company used the Binomial option-pricing model to determine the fair value of the share options as at the grant date. Key assumptions are set as below:

	For the Year Ended December 31,
	2020	2021
Fair value per share (US$)	$7.42-10.32	$25.02
Risk-free interest rate	0.70%-0.93%	1.44%
Expected volatility	54.94%-59.31%	54.85%-55.51%
Expected term (in years)	10	10
Dividend yield	0.00%	0.00%

14.  Share-based Compensation (Continued)

Valuation (Continued)

The expected volatility at the grant date and each option valuation date was estimated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable peer companies with a time horizon close to the expected expiry of the term of the options. The Company has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future. Expected term is the contractual life of the options. The Group estimated the risk-free interest rate based on the yield to maturity of U.S. treasury bonds denominated in US$ at the option valuation date.

The total expenses recognized in profit or loss in respect of the share-based compensation under the Plan was RMB180.1 million, RMB541.0 million and RMB350.9 million for the years ended December 31, 2020, 2021 and 2022, respectively. As of December 31, 2022, total unrecognized compensation expenses under the Plan granted after 2013 were US$33.1 million, which is expected to be recognized over a weighted average period of 2.7 years.